Material Partly-Owned Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Statements [Line Items]
Subsidiaries of the Company

The subsidiaries of the Company are set out below:

	Percentage of equity interest
Place of incorporation and operations	2020	2019
The British Virgin Islands
APWC General Holdings Limited	100%	100%
PRC (APWC) Holding Ltd.	100%	100%
Samray Inc.	100%	100%
Siam (APWC) Holdings Ltd.	100%	100%
Moon View Ltd.	100%	100%
Trigent Investment Holdings Limited	100%	100%
Crown Century Holdings Ltd.	100%	100%
Singapore
Sigma Cable Company (Private) Limited (“Sigma Cable”)	98.30%	98.30%
Epan Industries Pte Ltd.	98.30%	98.30%
Singvale Pte Ltd.	100%	100%
The People’s Republic of China (“PRC”)
Ningbo Pacific Cable Co., Ltd. (“Ningbo Pacific”)	97.93%	97.93%
Shanghai Yayang Electric Co., Ltd. (“SYE”)	68.75%	68.75%
Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. (“PEWS”)	97.93%	97.93%
Hong Kong
Crown Century Holdings Limited (“CCH (HK)”)	97.93%	97.93%
Australia
Australia Pacific Electric Cable Pty Limited (“APEC”)	98.06%	98.06%
Thailand
Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”) (i)	50.93%	50.93%
Siam Pacific Electric Wire & Cable Company Limited (“Siam Pacific”)	50.93%	50.93%
Double D Cable Company Limited (“Double D”)	50.93%	50.93%
Hard Lek Limited.	73.98%	73.98%
APWC (Thailand) Co., Ltd.	99.48%	99.48%
PEWC (Thailand) Co., Ltd.	99.48%	99.48%
CTW Beta Co., Ltd.	50.89%	50.89%
Siam Fiber Optics Co., Ltd. (“SFO”) (ii)	45.84%	45.84%
Taiwan
Asia Pacific New Energy Corporation Limited ("APNEC") (iii)	100.00%	100.00%
YASHIN Energy Corporation Limited ("YASHIN") (iii)	100.00%	100.00%
YADING Energy Corporation Limited ("YADING") (iii)	100.00%	100.00%

2.	BASIS OF PREPARATION (continued)
2.2	Basis of consolidation (continued)

(i)	Charoong Thai is listed on the Stock Exchange of Thailand and is engaged in the manufacturing of wire and cable products for the power and telecommunications industries in Thailand.

(ii)

The directors have concluded that the Company controls SFO, even though it holds less than half of the voting rights of this subsidiary. This is because the Company is the largest shareholder with a 50.93% equity interest in Charoong Thai, which held a 90% equity interest of SFO.

On October 30, 2019, Charoong Thai acquired additional 30% interest in SFO for a total consideration of THB 9 million, thereby increasing the Company’s interest in SFO from 30.56% to 45.84%. The Company recorded the effect of change in shareholding of the subsidiaries, amounting to $40 under the caption of “Additional paid-in capital” in the consolidated statement of change in equity.

Subsidiaries with material non-controlling interests [Member]
Statements [Line Items]
Subsidiaries of the Company

Proportion of equity interest held by NCI:

	Country of incorporation	As of December 31,
Name	and operation	2020	2019
Charoong Thai and its subsidiaries (“CTW Consolidated”)	Thailand	49.07%	49.07%
SYE	China	31.25%	31.25%

Summarized Financial Information of Subsidiaries

6(b)Summarized financial information about the subsidiaries

The summarized financial information of the subsidiaries is provided below. This information is based on amounts before inter-company eliminations:

Summarized statements of comprehensive income	CTW consolidated
	For the year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Revenue	143,647	172,385	213,424
Profit before tax	11,793	4,352	11,736
Income tax expense	(2,344)	(1,235)	(2,150)
Profit for the year	9,449	3,117	9,586
Other comprehensive (loss)/income	(1,406)	9,194	3,965
Total comprehensive income	8,043	12,311	13,551
Profit attributable to non-controlling interests	4,631	1,378	4,509
Dividends paid to non-controlling interests	1,228	2,763	2,181

Summarized statements of comprehensive income	SYE
	For the year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Revenue	6,291	20,743	33,790
Loss before tax	(1,161)	(2,272)	(837)
Income tax expense	—	—	—
Loss for the year	(1,161)	(2,272)	(837)
Other comprehensive income/(loss)	84	(46)	(255)
Total comprehensive loss	(1,077)	(2,318)	(1,092)
Loss attributable to non-controlling interests	(363)	(710)	(262)
Dividends paid to non-controlling interests	—	—	—
6.	MATERIAL PARTLY-OWNED SUBSIDIARIES (continued)

6(b)Summarized financial information about the subsidiaries (continued)

Summarized balance sheets	CTW consolidated		SYE
	As of December 31,		As of December 31,
	2020	2019	2020	2019
	US$’000	US$’000	US$’000	US$’000
Current assets	128,534	127,539	3,336	9,038
Non-current assets	56,596	49,009	1,406	1,385
Current liabilities	(18,815)	(15,350)	(3,635)	(8,239)
Non-current liabilities	(11,097)	(11,358)	—	—
Total equity	155,218	149,840	1,107	2,184

Equity attributable to:
Equity holders of the parent	78,961	76,216	761	1,502
Non-controlling interests	76,257	73,624	346	682

Summarized cash flow information	CTW consolidated
	For the year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Operating	19,713	10,776	38,784
Investing	(10,952)	2,319	(9,137)
Financing	(5,118)	(20,260)	(12,585)
Effect of changes in exchange rate on cash	(87)	2,376	(102)
Net increase (decrease) in cash and cash equivalents	3,556	(4,789)	16,960

Summarized cash flow information	SYE
	For the year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Operating	(1,844)	5,135	3,648
Investing	278	(165)	(277)
Financing	(769)	(1,847)	(4,005)
Effect of changes in exchange rate on cash	98	(28)	(34)
Net (decrease) increase in cash and cash equivalents	(2,237)	3,095	(668)